Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) - AUD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2018	177,243,520
Balance at Dec. 31, 2018	$ 17,724	$ 93,815,185	$ (42,832,987)	$ (326,171)	$ 50,673,751
Net income/(loss)	$ 0	0	(4,846,285)	0	(4,846,285)
Shares exercised and issued (in shares)	328,334
Exercise of stock options issued to employees	$ 33	3,367	0	0	3,400
Other comprehensive income/(loss)	0	0	0	(15,571)	(15,571)
Stock option (income) expense	$ 0	(421,750)	0	0	(421,750)
Balance (in shares) at Dec. 31, 2019	177,571,854
Balance at Dec. 31, 2019	$ 17,757	93,396,802	(47,679,272)	(341,742)	45,393,545
Net income/(loss)	$ 0	0	(7,638,024)	0	(7,638,024)
Shares exercised and issued (in shares)	40,000
Exercise of stock options issued to employees	$ 4	(4)	0	0	0
Other comprehensive income/(loss)	0	0	0	48,671	48,671
Stock option (income) expense	$ 0	173,232	0	0	173,232
Balance (in shares) at Dec. 31, 2020	177,611,854
Balance at Dec. 31, 2020	$ 17,761	$ 93,570,030	$ (55,317,296)	$ (293,071)	$ 37,977,424